Capital Structure, Financial Risk and Related Items - Financial Income and Expenses, Interest Income and Foreign Exchange Rate (Details) kr in Millions	12 Months Ended
	Dec. 31, 2022 DKK (kr) kr / $	Dec. 31, 2021 DKK (kr) kr / $	Dec. 31, 2020 DKK (kr) kr / $
Financial Income:
Interest and other financial income	kr 324	kr 197	kr 184
Gain on other investments, net			965
Foreign exchange rate gain, net	1,034	1,470
Total financial income	1,358	1,667	1,149
Financial expenses:
Interest and other financial expenses	(21)	(13)	(10)
Loss on marketable securities, net	(361)	(246)	(92)
Loss on other investments, net	(298)	(443)
Foreign exchange rate loss, net			(1,456)
Total financial expenses	(680)	(702)	(1,558)
Net financial items	678	965	(409)
Increase in interest income	kr 127
Increase in interest income (in percentage)	64.00%
Foreign exchange rate gains	kr 1,034	kr 1,470
Foreign exchange rate losses			kr 1,456
USD/DKK Foreign Exchange Rates | kr / $	6.9722	6.5612	6.0524
% Increase/(Decrease)	6.00%	8.00%	(9.00%)
Increase in losses on marketable securities	kr 154
DKK
Financial expenses:
Increase in losses on marketable securities	kr 115
Percentage of increase in losses on marketable securities	47.00%
CureVac
Financial Income:
Gain on other investments, net	kr 298	kr 443	kr 965